As filed with the Securities and Exchange Commission on October 29, 1997.

                                                                       File Nos.
                                                                        33-88924
                                                                        811-8962
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No. 3                             (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  5                                           (X)

                       FRANKLIN TEMPLETON MONEY FUND TRUST
               (Exact Name of Registrant as Specified in Charter)

             777 MARINERS ISLAND BLVD., SAN MATEO, CALIFORNIA 94404
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000

         HARMON E. BURNS, 777 MARINERS ISLAND BLVD. SAN MATEO, CA. 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately  upon filing  pursuant to paragraph (b)
[x] on November 1, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Money Market Portfolios (the Master Fund) has executed this registration statement.


Title of Securities Being Registered:
Shares of Beneficial Interest of:
Franklin Templeton Money Fund II


                        FRANKLIN TEMPLETON MONEY FUND II
                       Franklin Templeton Money Fund Trust
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                 PART A: INFORMATION REQUIRED IN THE PROSPECTUS

 N-1A                                             Location in
 ITEM NO.       ITEM                              REGISTRATION STATEMENT

 1.             Cover Page                        Cover Page

 2.             Synopsis                          "Expense Summary"

 3.             Condensed Financial Information   "Financial Highlights"; "How
                                                  does the Fund Measure
                                                  Performance?"

 4.             General Description of            "How is the Trust Organized?";
                Registrant                        "How does the Fund Invest its
                                                  Assets?"; "What are the Fund's
                                                  Potential Risks?"

 5.             Management of the Fund            "Who Administers the Fund?"

 5A.            Management's Discussion of Fund   Contained in Registrant's
                Performance                       Annual Report to Shareholders

 6.             Capital Stock and Other           "How is the Trust Organized?";
                Securities                        "Services to Help You Manage
                                                  Your Account"; "What
                                                  Distributions
                                                  Might I Receive from the
                                                  Fund?"; "How Taxation Affects
                                                  the Fund and its
                                                  Shareholders"; "What If I
                                                  Have Questions About My
                                                  Account?"

 7.             Purchase of Securities Being      "How Do I Buy Shares?"; "May I
                Offered                           Exchange Shares for Shares of
                                                  Another Fund?"; "Transaction
                                                  Procedures and Special
                                                  Requirements"; "Services to
                                                  Help You Manage Your Account";
                                                  "Useful Terms and Definitions"

 8.             Redemption or Repurchase          "May I Exchange Shares for
                                                  Shares of Another Fund?"; "How
                                                  Do I Sell Shares?";
                                                  "Transaction Procedures  and
                                                  Special Requirements";
                                                  "Services to Help You Manage
                                                  Your Account"; "Useful Terms
                                                  and Definitions"

 9.             Pending Legal Proceedings         Not Applicable



                        FRANKLIN TEMPLETON MONEY FUND II
                       Franklin Templeton Money Fund Trust
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

 N-1A                                             Location in
 ITEM NO.       ITEM                              REGISTRATION STATEMENT

 10.            Cover Page                        Cover Page

 11.            Table of Contents                 Table of Contents

 12.            General Information and History   Not Applicable

 13.            Investment Objectives             "How does the Fund Invest its
                and Policies                      Assets?"; "Investment
                                                  Restrictions"

 14.            Management of the Fund            "Officers and Trustees";
                                                  "Investment Management and
                                                  Other Services"

 15.            Control Persons and Principal     "Officers and Trustees";
                Holders of Securities             "Investment Management and
                                                  Other Services";
                                                  "Miscellaneous Information"

 16.            Investment Advisory and Other     "Investment Management and
                Services                          Other Services"; "The Fund's
                                                  Underwriter"

 17.            Brokerage Allocation and Other    "How does the Portfolio Buy
                Practices                         Securities for its Portfolio?"

 18.            Capital Stock and Other           Not Applicable
                Securities

 19.            Purchase, Redemption and          "How Do I Buy, Sell and
                Pricing of Securities Being       Exchange Shares?"; "How are
                Offered                           Fund SharesValued?";
                                                  "Financial Statements"

 20.            Tax Status                        "Additional Information on
                                                  Distributions and Taxes"

 21.            Underwriters                      "The Fund's Underwriter"

 22.            Calculation of Performance Data   "How does the Fund Measure
                                                  Performance?"

 23.            Financial Statements              "Financial Statements"

PROSPECTUS
FRANKLIN TEMPLETON MONEY FUND II
INVESTMENT STRATEGY
INCOME

NOVEMBER 1, 1997

FRANKLIN TEMPLETON MONEY FUND TRUST

This prospectus describes the Franklin Templeton Money Fund II (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated November 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

UNLIKE MOST FUNDS THAT INVEST DIRECTLY IN SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS ASSETS IN SHARES OF THE MONEY MARKET PORTFOLIO (THE "PORTFOLIO"). THE PORTFOLIO IS A SERIES OF THE MONEY MARKET PORTFOLIOS ("MONEY MARKET"). ITS INVESTMENT OBJECTIVE IS THE SAME AS THE FUND'S.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN TEMPLETON MONEY FUND II


NOVEMBER 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ...................................................    2
Financial Highlights ..............................................    3
How does the Fund Invest its Assets? ..............................    4
What are the Fund's Potential Risks? ..............................    8
Who Administers the Fund? .........................................    9
How does the Fund Measure Performance? ............................   11
How Taxation Affects the Fund and its Shareholders ................   11
How is the Trust Organized? .......................................   12

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ..............................................   12
May I Exchange Shares for Shares of Another Fund? .................   13
How Do I Sell Shares? .............................................   15
What Distributions Might I Receive from the Fund? .................   18
Transaction Procedures and Special Requirements ...................   19
Services to Help You Manage Your Account ..........................   23
What If I Have Questions About My Account? ........................   24

GLOSSARY
Useful Terms and Definitions ......................................   25



777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1997. The Fund's actual expenses may vary.


A. SHAREHOLDER TRANSACTION EXPENSES+


  Exchange Fee (per transaction)                          $5.00*
  Deferred Sales Charge++                                  1.00%


B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


  Management and Administration Fees                       0.60%**
  Rule 12b-1 Fees                                          0.25%***
  Other Expenses of the Fund and the Portfolio             0.74%
                                                           -------
  Total Fund Operating Expenses                            1.59%**
                                                           =======


C. EXAMPLE


  Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

   1 YEAR      3 YEARS     5 YEARS    10 YEARS

     $26         $50         $87        $189

  For the same investment, you would pay projected expenses of $16 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++A Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.
**For the period shown, Advisers had agreed in advance to limit its management and administration fees. With this reduction, management fees of the Portfolio were 0.14% and administration fees of the Fund were 0.12%. Total Fund operating expenses were 1.25%.
***These fees may not exceed 0.65%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

The Board considered whether the total fees and expenses of the Fund and the Portfolio would be more or less than if the Fund invested directly in the types of securities held by the Portfolio. By investing all of its assets in shares of the Portfolio, the Fund and other investment companies and institutional investors are able to pool their assets. This may result in a variety of operating economies. Accordingly, the Board concluded that the total expenses of the Fund and the Portfolio were expected to be lower than if the Fund invested directly in various types of money market instruments. Of course, there is no guarantee that asset growth and lower expenses will be achieved. Advisers, however, has agreed in advance to limit expenses so that they will not be higher than if the Fund invested directly in the types of securities held by the Portfolio. Advisers may end this arrangement at any time upon notice to the Board. For more information on the fees and expenses of the Fund and the Portfolio, please see "Who Administers the Fund?"


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the periods shown below appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


YEAR ENDED JUNE 30,                                       1997          1996           1995+
--------------------------------------------------------------------------------------------------

Per Share Operating Performance

Net asset value at beginning of period                   $1.00          $1.00         $1.00

Net investment income                                      .042           .039          .007

Distributions from net investment income                  (.042)         (.039)        (.007)
                                                       ------------------------------------------

Net asset value at end of period                         $1.00          $1.00         $1.00
                                                       ==========================================

Total Return**                                            4.29%          3.96%          .73%

Ratios/Supplemental Data

Net assets at end of period (in 000's)               $9,724         $4,510          $152

Ratio of expenses to average net assets1,2                1.25%          1.40%         1.83%*

Ratio of expenses to average net assets
  (before fee waiver)1,2                                  1.59%          2.67%         1.84%*

Ratio of net investment income  to average net assets     4.26%          4.00%         4.42%*

+April 13, 1995 (effective date) to June 30, 1995.
*Annualized.
**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the Contingent Deferred Sales Charge, and assumes reinvestment of dividends and capital gains at Net Asset Value.
1Includes the Fund's share of the Portfolio's  allocated expenses.
2During the periods shown, Advisers agreed in advance to waive a portion of the Fund's administration fees and the Portfolio's management fees.


HOW DOES THE FUND INVEST ITS ASSETS?



THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to obtain as high a level of current income (in the context of the type of investments available to the Fund) as is consistent with capital preservation and liquidity. The Fund seeks to achieve its objective by investing all of its assets in the Portfolio. The investment objective of the Portfolio is the same as the Fund's. The investment policies of the Fund are also substantially similar to the Portfolio's except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund. Any additional exceptions are noted below.


The Fund also attempts to maintain a stable Net Asset Value of $1 per share, although there is no assurance that this will be achieved.

The Fund acquires shares of the Portfolio at Net Asset Value. An investment in the Fund is an indirect investment in the Portfolio. The investment objective of both the Fund and the Portfolio is fundamental and may not be changed without shareholder approval. Of course, there is no assurance that the Fund will achieve its objective.

TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST

QUALITY, DIVERSIFICATION AND MATURITY STANDARDS. The Portfolio follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments. These procedures are designed to help maintain a stable $1 share price. Generally, they require the Portfolio to maintain a dollar-weighted average portfolio maturity of 90 days or less and to limit its investments to U.S. dollar denominated instruments that:

o the Board of Trustees of Money Market determines present minimal credit risks;

o are rated by nationally recognized rating services in one of the two highest rating categories, or are unrated but are considered to be comparable in quality to securities that have been rated in one of the two highest rating categories; and

o have remaining maturities of 397 calendar days or less.

These procedures also limit the amount of assets that the Portfolio may invest in the securities of a single issuer. Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities. For a more complete description of the Portfolio's diversification policies, please see "How does the Fund Invest its Assets?" in the SAI. A description of the various rating categories is also included in the SAI. Please see "Appendices - Description of Ratings." Because the Portfolio limits its investments to high quality securities, its portfolio will generally earn lower yields than a portfolio with lower quality securities that are subject to greater risk. The yield to shareholders in the Portfolio, and thus the Fund, is accordingly likely to be lower.

U.S. GOVERNMENT SECURITIES. The Portfolio may invest in U.S. government securities. These include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government. Some of these securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank, and some are supported by the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

BANK OBLIGATIONS. The Portfolio may invest in bank obligations, or instruments secured by bank obligations, including fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances issued by banks and savings institutions with assets of at least $1 billion. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. The Portfolio may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

The Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Portfolio may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

COMMERCIAL PAPER. The Portfolio may invest in commercial paper of domestic or foreign issuers. Commercial paper typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. Variable master demand notes are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Portfolio, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Portfolio does not have any limit on the amount of its assets that may be invested in master demand notes and may invest only in master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Portfolio's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a master demand note, Advisers considers, among other things, the earning power, cash flow and other liquidity ratios of the issuer.

CORPORATE OBLIGATIONS. The Portfolio may invest in corporate obligations, including fixed, floating and variable rate bonds, debentures or notes.

MUNICIPAL SECURITIES. The Portfolio may invest up to 10% of its assets in taxable municipal securities. Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.


OTHER INVESTMENT POLICIES OF THE PORTFOLIO


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may buy and sell securities on a "when-issued" and "delayed delivery" basis. These are trading practices where payment and delivery of the securities take place at a future date. These transactions are subject to market fluctuations and the risk that the value of a security at delivery may be more or less than its purchase price. When the Portfolio is the buyer, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Portfolio will not engage in when-issued and delayed delivery transactions for investment leverage purposes.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The securities subject to resale are held on behalf of the Portfolio by a custodian bank approved by the Portfolio's Board of Trustees. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked-to-market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the Portfolio may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The Portfolio, however, intends to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy by Advisers.

LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 25% of the value of the Portfolio's total assets at the time of the most recent loan. The Portfolio, however, currently intends to limit its lending of securities to no more than 5% of its total assets.

PORTFOLIO TRADING. The Portfolio may actively trade securities in its portfolio, without limitation, if Advisers believes that yields could be increased by doing so. Advisers considers current market conditions, cash requirements and its revised evaluations of a security when determining whether or not to hold securities until maturity. The yield on certain securities held by the Portfolio may decline if the securities are sold before maturity.

BORROWING. The Portfolio may borrow up to 5% of its total assets from banks for temporary or emergency purposes. The Portfolio will not make any new investments while any outstanding loans exceed 5% of its total assets.

ILLIQUID INVESTMENTS. The Portfolio's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Portfolio has valued them. They include securities subject to legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements and master demand notes with more than seven days to maturity.


OTHER POLICIES AND RESTRICTIONS. The Fund and the Portfolio have a number of additional investment restrictions that limit their activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's and the Portfolio's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.


Each of the Fund's and the Portfolio's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund and the Portfolio are generally not required to sell a security because of a change in circumstances.

THE FUND'S MASTER/FEEDER FUND STRUCTURE

The Fund's structure, whereby it invests all of its assets in the Portfolio, is sometimes known as a "Master/Feeder Fund Structure." This is a relatively new format that often results in certain operational and other complexities. The Franklin organization was one of the first mutual fund complexes in the country to implement this structure, and the Board does not believe the additional complexities outweigh the potential benefits to be gained by shareholders.

The Fund's investment of all of its assets in the Portfolio was previously approved by shareholders of the Fund. Whenever the Fund, as an investor in the Portfolio, is asked to vote on a matter relating to the Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders have voted.

The Franklin Templeton Funds have three other funds that invest in the Portfolio, two are designed for institutional investors only. In the future, other funds may be created that may likewise invest in the Portfolio or existing funds may be restructured so that they may invest in the Portfolio. If requested, we will forward additional information to you about other funds through which you may invest in the Portfolio. If you would like to receive this information, please call Fund Information.

The Portfolio is a diversified series of Money Market, an open-end management investment company. Money Market was organized as a Delaware business trust on June 16, 1992, and is registered with the SEC. Money Market currently issues shares in two separate series. In the future, additional series may be added by the Board of Trustees of Money Market.

For information on the Fund's administrator and its expenses, please see "Who Administers the Fund?"


WHAT ARE THE FUND'S POTENTIAL RISKS?


FOREIGN SECURITIES. Investments in securities of foreign issuers, including obligations of foreign branches of U.S. and foreign banks and obligations of U.S. branches of foreign banks, involve special risks. These risks include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions that may affect the payment of principal or interest on securities held by the Portfolio. In addition, there may be less publicly available information about foreign issuers.

CREDIT, MARKET AND INTEREST RATE RISK. Credit risk is a function of the ability of an issuer of a security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a security caused by changes in general economic and interest rate conditions that affect the market as a whole. A security's maturity length also affects its price. In addition, changes in interest rates may affect the value of a security. Generally, when interest rates rise the value of a security falls, and vice versa. Interest rates have increased and decreased in the past. These changes are unpredictable. The short duration and high credit quality of the securities in which the Portfolio, and thus the Fund, invests may generally reduce these risks.

MASTER/FEEDER FUND STRUCTURE. An investment in the Fund may be subject to certain risks due to the Fund's structure. These risks include the potential that if other shareholders in the Portfolio sell their shares, the Fund's expenses may increase or the economies of scale that have been achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control over the operation of the Portfolio. Furthermore, if the Portfolio changes its objective or any of its fundamental policies and shareholders of the Fund do not approve the change for the Fund, the Fund may be forced to withdraw its investment from the Portfolio and seek another investment company with the same objective and policies.

If the Board considers it to be in the best interest of the Fund, the Fund may withdraw its investment in the Portfolio at any time. In that event, the Board would consider what action to take, including the investment of all of the Fund's assets in another pooled investment entity with the same investment objective and substantially similar policies as the Fund or the hiring of an investment advisor to manage the Fund's investments. Either circumstance may cause an increase in Fund expenses.


WHO ADMINISTERS THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.


The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Fund and Money Market having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures to Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

INVESTMENT MANAGER AND ADMINISTRATOR. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $212 billion in assets. Advisers is also the administrator of the Fund. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT FEES. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the Fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the Fund depends on the Fund's proportionate share of the Portfolio's net assets.

During the fiscal year ended June 30, 1997, the Fund's proportionate share of the Portfolio's management fees, before any advance waiver, totaled 0.15% of the average daily net assets of the Fund. The Fund's administration fees, before any advance waiver, totaled 0.45%. Total operating expenses, including fees paid to Advisers before any advance waiver, were 1.59%. Under an agreement by Advisers to limit its fees, the Fund paid a proportionate share of the Portfolio's management fees totaling 0.14% and administration fees totaling 0.12%. Total expenses of the Fund were 1.25%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Portfolio Buy Securities for its Portfolio?" in the SAI for more information.


THE RULE 12B-1 PLAN


The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Under the plan, the Fund may pay Distributors up to 0.50% per year of the Fund's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Fund expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares that are exchanged for shares of the Fund, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.


The Fund may also pay a servicing fee of up to 0.15% per year of the Fund's average daily net assets under the plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.


For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. Commonly used measures of performance include current and effective yield.


Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


 The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income regardless of whether you have elected to receive them in cash or in additional shares.


The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions.


You should consult your tax advisor to determine whether state or local income or intangible property taxes will apply to your investment in the Fund or to distributions or redemption proceeds received from the Fund.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions.

HOW IS THE TRUST ORGANIZED?

The Fund is a no-load, diversified series of the Franklin Templeton Money Fund Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 30, 1995, and is registered with the SEC. Shares of the Fund are considered Class II shares for redemption, exchange and other purposes. Additional series may be offered in the future.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.



ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


You may acquire shares of the Fund only in exchange for Class II shares of other Franklin Templeton Funds sold subject to a Contingent Deferred Sales Charge or through the reinvestment of dividends. Shares of the Fund may not be purchased directly from the Fund or Distributors.

You may acquire Fund shares without a front-end sales charge. A Contingent Deferred Sales Charge may apply, however, if you sell your shares within the Contingency Period. See "How Do I Sell Shares? - Contingent Deferred Sales Charge." Redemption drafts (checks) may not be written on Fund accounts.

                                MINIMUM
                              INVESTMENTS*
--------------------------------------------
To Open Your Account            $100
To Add to Your Account          $ 25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.

If the Fund receives your order in proper form before 3:00 p.m. Pacific time, it will be credited to your account that day. Orders received after 3:00 p.m. will be credited the following business day.

The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the Fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rebate calculations.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.

METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL          1. Send us written instructions signed by all account owners


--------------------------------------------------------------------------------
BY PHONE         Call Shareholder Services or TeleFACTS(R)

                 - If you do not want the  ability to  exchange  by phone to apply tO your account, please let us know.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?

You will not pay a front-end sales charge on exchanges. We also will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"

For accounts with shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.

Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the SAME CLASS

o The accounts must be identically registered. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.

o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
  (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL           1. Send us written  instructions signed by all account
                     owners. If you would like your redemption proceeds wired to a bank account, complete the "Wire Redemption Privilege" section of the revision form and send it to us or include the following information in your instructions:

                   o The name, address and telephone number of the bank where you want the proceeds sent

                   o Your bank account number

                   o The Federal Reserve ABA routing number

                   o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


                 2. Provide a signature guarantee if required


METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL (CONT.)  3. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.

--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, complete the "Wire Redemption Privilege" section of the revision form and send it to us or send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                 Telephone requests will be accepted:

                 o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                 o Unless you are selling shares in a Trust Company retirement plan account


                 o Unless the address on your account was changed by phone
                   within the last 15 days

                 - If you do not  want the  ability  to  redeem  by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 3:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 3:00 p.m. Pacific time, the payment will be sent the second business day. You may have redemption proceeds wired to an escrow account the same day, if we receive your request in proper form before 9:00 a.m. Pacific time. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE


A Contingent Deferred Sales Charge may apply if you sell your shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:


o Account fees


o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner


o Redemptions through a systematic withdrawal plan, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $10,000, $1,200 may be redeemed annually free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o Participant   initiated   distributions   from  employee   benefit  plans  or
  participant initiated exchanges among investment choices in employee benefit plans


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business the day before. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. The FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.

DIVIDEND OPTIONS

Dividends will automatically be reinvested each day in the form of additional shares of the Fund at the Net Asset Value per share at the close of business.


If you complete the "Special Payment Instructions for Dividends" section of the revision form included with this prospectus, you may direct your dividends to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). You may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

You may also choose to receive dividends in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. For Trust Company retirement plans, special forms are required to receive distributions in cash.

If you choose one of these options, the dividends reinvested and credited to your account during the month will be redeemed as of the close of business on the last business day of the month and paid as directed on the revision form. You may change your dividend option at any time by notifying us by mail or phone. Please allow at least seven days for us to process the new option.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.


HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share at 3:00 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

PROPER FORM

Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.


TYPE OF ACCOUNT  DOCUMENTS REQUIRED
--------------------------------------------------------------------------------


CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $25. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT


CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the revision form included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Shares sold under the plan may be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 511.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

Special procedures have been designed for banks and other institutions that would like to open multiple accounts in the Fund. Please see the SAI for more information.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                               Hours of Operation (Pacific time)
DEPARTMENT NAME             TELEPHONE NO.      (MONDAY THROUGH FRIDAY)


Shareholder Services        1-800/632-2301     5:30 a.m. to 5:00 p.m.
Dealer Services             1-800/524-4040     5:30 a.m. to 5:00 p.m.
Fund Information            1-800/DIAL BEN     5:30 a.m. to 8:00 p.m.
                            (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services    1-800/527-2020     5:30 a.m. to 5:00 p.m.
Institutional Services      1-800/321-8563     6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)      1-800/851-0637     5:30 a.m. to 5:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator


BOARD - The Board of Trustees of the Trust


CD - Certificate of deposit

CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class II shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - The period during which a Contingent Deferred Sales Charge may apply. It is 18 months from the date of purchase of the Class II shares that were exchanged for shares of the Fund. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system


TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


FRANKLIN TEMPLETON MONEY FUND II
FRANKLIN TEMPLETON MONEY FUND TRUST
STATEMENT OF ADDITIONAL INFORMATION


NOVEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN


TABLE OF CONTENTS


How does the Fund Invest its Assets? ...............................   2

Investment Restrictions ............................................   2

Officers and Trustees ..............................................   3

Investment Management
 and Other Services ................................................   7

How does the Portfolio Buy
 Securities for its Portfolio? .....................................   8

How Do I Buy, Sell and Exchange Shares? ............................   9

How are Fund Shares Valued? ........................................  10

Additional Information on
  Distributions and Taxes ..........................................  11

The Fund's Underwriter .............................................  12

How does the Fund Measure Performance? .............................  13

Miscellaneous Information ..........................................  15


Financial Statements ...............................................  16

Useful Terms and Definitions .......................................  16


Appendices

 Summary of Procedures to Monitor
  Conflicts of Interest ............................................  16

 Description of Ratings ............................................  17


When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

The Franklin Templeton Money Fund II (the "Fund") is a no-load, diversified series of Franklin Templeton Money Fund Trust (the "Trust"), an open-end management investment company. The Fund's investment objective is to obtain as high a level of current income (in the context of the type of investments available to the Fund) as is consistent with capital preservation and liquidity. The Fund seeks to achieve its objective by investing all of its assets in shares of The Money Market Portfolio (the "Portfolio"). The Portfolio in turn invests primarily in various types of money market instruments, such as U.S. government securities, bank obligations, commmercial paper, corporate obligations, municipal securities, and repurchase agreements.


The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment objective is the same as the Fund's.


The Prospectus, dated November 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

HOW DOES THE FUND INVEST ITS ASSETS?


The following provides more detailed information about some of the securities the Portfolio may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?" The investment policies of the Fund are substantially similar to those described below for the Portfolio except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund.

DIVERSIFICATION. The Portfolio is a diversified fund. As fundamental policies, the Portfolio may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer. The Portfolio also may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

As a money market fund, however, the Portfolio must follow certain procedures required by federal securities laws that may be more restrictive than some of the Portfolio's other policies or investment restrictions. With respect to diversification, these procedures require that the Portfolio not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Portfolio also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Portfolio and the Fund, except to the extent that the Fund invests all of its assets in another registered investment company with the same investment objective and substantially similar policies as the Fund.

OTHER LIMITATIONS. The Portfolio may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years. The Portfolio also may not invest more than 25% of its total assets in any particular industry, although it may invest more than 25% of its assets in certain domestic bank obligations. These limitations do not apply to U.S. government securities, federal agency obligations, or repurchase agreements fully collateralized by government securities. There are, however, certain tax diversification requirements that may apply to investments in repurchase agreements and other securities that are not treated as U.S. government securities under the Code.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board of Trustees of Money Market and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 25% of the value of the Portfolio's total assets at the time of the most recent loan. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing cash collateral in short-term interest- bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BANK OBLIGATIONS. As discussed in the Prospectus, the Portfolio may invest in certain bank obligations or instruments secured by bank obligations. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Deposits are frequently combined in larger units by an intermediate bank or other institution.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:

 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for extraordinary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

 2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objective and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described above.

 3. Acquire, lease or hold real estate, including real estate limited partnerships, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

 4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, except that it may purchase, hold and dispose of "obligations with puts attached," or interests in oil, gas, or other mineral leases or exploration or development programs.

 6. Purchase securities in private placements or in other transactions, for which there are legal or contractual restrictions on resale, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objective and policies as the Fund.

 7. Act as underwriter of securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 8. Purchase the securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.


10. Purchase securities from or sell to the Fund's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Fund, one or more of the Fund's officers, trustees, or investment advisor own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the Fund's policies, as described in the Prospectus, state otherwise, and further does not apply to the extent that the Fund invests all of its assets in another registered investment company having the same investment objective and policies.

The investment restrictions of the Portfolio are substantially similar to the investment restrictions of the Fund, except as necessary to reflect the policy of the Fund to invest all of its assets in shares of the Portfolio.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                         Positions and Offices    Principal Occupation
 Name, Age and Address   with the Trust           During the Past Five Years
--------------------------------------------------------------------------------


 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 29 of the investment companies in the Franklin Templeton Group of Funds.

 Harris J. Ashton (65)   Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

 S. Joseph Fortunato (65)     Trustee
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (64)      Chairman of
 777 Mariners Island Blvd.    the Board
 San Mateo, CA 94404          and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 54 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)  President and
 777 Mariners Island Blvd.    Trustee
 San Mateo, CA 94404

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Frank W.T. LaHaye (68)  Trustee
 20833 Stevens Creek Blvd. Suite 102
 Cupertino, CA 95014

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmission Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)  Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds; formerly Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.

 Harmon E. Burns (52)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 35 of the investment companies in the Franklin Templeton Group of Funds.

 Edward V. McVey (60)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Senior  Vice   President  and  National  Sales   Manager,   Franklin   Templeton
Distributors, Inc.; and officer of 30 of the investment companies in the Franklin Templeton Group of Funds.

 Thomas J. Runkel (39)   Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

 Richard C. Stoker (60)  Vice President
 11615 Spring Ridge Rd.
 Potomac, MD 20854

Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Management, Inc.; and officer of five of the investment companies in the Franklin Templeton Group of Funds.

 R. Martin Wiskemann (70)     Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President and Director, ILA Financial Services, Inc.; and officer and/or director or trustee, as the case may be, of 17 of the investment companies in the Franklin Templeton Group of Funds.

The officers and Board members of the Fund are also officers and trustees of Money Market, except as follows: Richard C. Stoker and Thomas J. Runkel, Vice Presidents of the Trust, are not officers or trustees of Money Market. Rupert H. Johnson, Jr., President and Trustee of the Trust, is Vice President and Trustee of Money Market. The following trustee of Money Market is not an officer or trustee of the Trust.

                         POSITIONS AND OFFICES    PRINCIPAL OCCUPATION
 NAME, AGE AND ADDRESS   WITH MONEY MARKET        DURING THE PAST FIVE YEARS

 Charles E. Johnson (41) President and
 500 East Broward Blvd.  Trustee
 Fort Lauderdale, FL 33394-3091

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director, Franklin Institutional Services Corporation; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 36 of the investment companies in the Franklin Templeton Group of Funds.

Charles E. Johnson is considered an "interested person" of Money Market under the 1940 Act. The tables above show the officers, Board members and the trustees of Money Market who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are not currently paid fees by the Fund. Nonaffiliated trustees of Money Market are currently paid $50 per month plus $50 per meeting attended. As shown above, the nonaffiliated Board members and trustees of Money Market also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and trustees of Money Market by Money Market, and by other funds in the Franklin Templeton Group of Funds.

                                                               NUMBER OF BOARDS
                                              TOTAL FEES       IN THE FRANKLIN
                            TOTAL FEES     RECEIVED FROM THE  TEMPLETON GROUP OF
                           RECEIVED FROM  FRANKLIN TEMPLETON    FUNDS ON WHICH
NAME                        MONEY MARKET** GROUP OF FUNDS***     EACH SERVES****
--------------------------------------------------------------------------------
Frank H. Abbott, III ......    $1,150           $165,236             29
Harris J. Ashton ..........    $1,150            343,591             53
S. Joseph Fortunato .......    $1,150            360,411             55
David W. Garbellano* ......    $1,050            148,916             28
Frank W.T. LaHaye .........    $1,100            139,233             27
Gordon S. Macklin .........    $1,150            335,541             50

*Deceased, September 27, 1997.
**For the fiscal year ended June 30, 1997.
***For the calendar year ended December 31, 1996.
****We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of Money Market are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 170 U.S. based funds or series.

Nonaffiliated members of the Board and trustees of Money Market are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member or trustee of Money Market received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund, Money Market or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of Money Market who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 2, 1997, the officers and Board members did not own of record or beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT  MANAGER AND  ADMINISTRATOR  AND SERVICES  PROVIDED.  Advisers is the
investment manager of the Portfolio and is also the administrator of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Portfolio to buy, hold or sell and the selection of brokers through whom the Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of Money Market to whom Advisers renders periodic reports of the Portfolio's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund and the Portfolio.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Portfolio. Similarly, with respect to the Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Portfolio or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT AND ADMINISTRATION FEES. Under its management agreement, the Portfolio pays Advisers a management fee equal to an annual rate of 0.15 of 1% of the value of the Portfolio's average daily net assets. The fee is computed at the close of business on the last business day of each month.

Advisers provides various administrative, statistical, and other services to the Fund. Under its administration agreement, the Fund pays Advisers an administration fee equal to an annual rate of 91/200 of 1% for the first $100 million of its net assets; and 33/100 of 1% of its net assets over $100 million up to and including $250 million; and 7/25 of 1% of its net assets in excess of $250 million. The fee is computed at the close of business on the last business day of each month.

For the fiscal years ended June 30, 1995, 1996 and 1997, management fees of the Portfolio, before any advance waiver, totaled $1,823,637, $2,162,519 and $2,547,891, respectively. Administration fees of the Fund, for the two-month period ended June 30, 1995, and for the fiscal years ended June 30, 1996 and 1997, before any advance waiver, totaled $86, $9,098 and $37,016, respectively. Under an agreement by Advisers to limit its fees, the Portfolio paid management fees totaling $1,730,028, $2,034,014 and $2,429,509, for the fiscal years ended June 30, 1995, 1996 and 1997, and the Fund paid administration fees totaling $86, $0 and $10,389 for the two-month period ended June 30, 1995, and for the fiscal years ended June 30, 1996 and 1997, respectively.

MANAGEMENT AGREEMENT. The management agreement for the Portfolio is in effect until February 28, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of Money Market who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of Money Market), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities on 30 days' written notice to Advisers, or by Advisers on 60 days' written notice to the Portfolio, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Investor Services, in its capacity as the transfer agent for the Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the Fund's cash, pending investment in shares of the Portfolio. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1997.


HOW DOES THE PORTFOLIO BUY SECURITIES FOR ITS PORTFOLIO?

The Fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio.


Depending on Advisers' view of market conditions, the Portfolio may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Portfolio may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1995, 1996 and 1997, the Portfolio paid no brokerage commissions.

As of June 30, 1997, neither the Fund nor the Portfolio owned securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES



The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.


All purchases of Fund shares will be credited to you, in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued. The offering of shares of the Fund may be suspended at any time and resumed at any time thereafter.


ADDITIONAL INFORMATION ON EXCHANGING SHARES

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the prior business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.



GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of any efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account. Fees for special services will not increase the expenses borne by the Fund.

Special procedures have been designed for banks and other institutions wishing to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is filed by listing them, or instructions may be provided to the Fund at a later date. These sub-accounts may be established by the institution with registration either by name or number. The investment minimums applicable to the Fund are applicable to each sub-account. The Fund will provide each institution with a written confirmation for each transaction in a sub-account and arrangements may be made at no additional charge for the transmittal of duplicate confirmations to the beneficial owner of the sub-account.

The Fund will provide to each institution, on a quarterly basis or more frequently if requested, a statement setting forth each sub-account's share balance, income earned for the period, income earned for the year to date, and total current market value.

HOW ARE FUND SHARES VALUED?


We calculate the Net Asset Value per share as of 3:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The valuation of the Portfolio's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.


The Portfolio's use of amortized cost, which helps the Portfolio maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must adhere to certain conditions. The Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Portfolio must also invest only in those U.S. dollar-denominated securities that the Board of Trustees of Money Market determines present minimal credit risks and that are rated in one of the two highest rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.

The Board of Trustees of Money Market has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the Board of Trustees of Money Market, at such intervals as it may deem appropriate, to determine if the Portfolio's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees of Money Market. If a deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. If the Board of Trustees of Money Market determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES


DISTRIBUTIONS

The Portfolio's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share), less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Portfolio. The Fund's daily dividend consists of the income dividends paid by the Portfolio less the estimated expenses of the Fund.


Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a $1 Net Asset Value per share and may result in under or over distributions of investment company taxable income.

The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Portfolio's portfolio is composed of short-term securities, the Fund does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Fund (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward or post-October loss deferral) will generally be distributed once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distributions of capital gain will be reinvested in additional shares of the Fund at Net Asset Value, unless you have previously elected to have them paid in cash.


If you withdraw the entire amount in your account at any time during a month, all dividends accrued with respect to your account during that month up to the time of withdrawal will be paid in the same manner and at the same time as your withdrawal proceeds. You will receive a monthly summary of your account, including information about dividends reinvested or paid.

The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss or unexpected fluctuation in net assets.

TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Pursuant to the Code, certain distributions that are declared in December but which, for operational reasons, may not be paid to you until the following January will be treated, for tax purposes, as if received by you on December 31 of the calendar year in which they are declared. The Fund intends, as a matter of policy, to declare and pay these dividends, if any, in December to avoid the imposition of this tax, but can give no assurance that its distributions will be sufficient to eliminate all such taxes.

Distributions derived from the Portfolio from the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain, regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment. You should then consult with your own tax advisor with respect to the application of your state and local laws to these distributions.

Since the Fund's income is derived from income dividends of the Portfolio, rather than qualifying dividend income derived from certain domestic corporations, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction. None of the distributions paid by the Fund for the fiscal year ended June 30, 1997, qualified for this deduction and it is not anticipated that any of the current year's dividend will so qualify.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a capital gain or loss. However, since the Fund attempts to maintain a stable Net Asset Value of $1 per share, no gain or loss is anticipated with respect to shares of the Fund.


THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


For the fiscal years ended June 30, 1996 and 1997, Distributors received $1,484 and $27,110, respectively, in connection with redemptions or repurchases of shares of the Fund. Distributors may be entitled to reimbursement under the Rule 12b-1 plan for the Fund, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.


THE RULE 12B-1 PLAN


The Fund has a distribution plan or "Rule 12b-1 plan" that was adopted pursuant to Rule 12b-1 of the 1940 Act.


Under the plan, the Fund pays Distributors up to 0.50% per year of the Fund's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Fund expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.


Under the plan, the Fund also pays an additional 0.15% per year of the Fund's average daily net assets, payable quarterly, as a servicing fee.


In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1.


In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the administration or management agreement with Advisers or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


For the fiscal year ended June 30, 1997, Distributors had eligible expenditures of $18,244 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan, of which the Fund paid Distributors $16,595 under the plan.


HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Fund's current yield for the seven day period ended June 30, 1997, was 4.42%.

EFFECTIVE YIELD. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended June 30, 1997, was 4.51%.


This figure was obtained using the following SEC formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     ]-1

OTHER PERFORMANCE QUOTATIONS


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) IBC/Donoghue's Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.


b) Bank Rate Monitor - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.


c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


d) Salomon Brothers Bond Market Roundup - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.


g) Financial publications:  THE WALL STREET JOURNAL, AND BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  AND  MONEY  MAGAZINES  -  provide
performance statistics over specified time periods.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $212 billion in assets under management for more than 5.6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

As of October 2, 1997, the principal shareholder of the Fund, beneficial or of record, was as follows:

NAME AND ADDRESS        SHARE AMOUNT         PERCENTAGE

NFSC FEBO                 1,106,581             8.8%
Dr. Bradley A. Jabour
936 Pacific Coast Highway
Santa Monica, CA  90403

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended June 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit



CODE - Internal Revenue Code of 1986, as amended



DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

PROSPECTUS - The prospectus for the Fund dated November 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDICES

SUMMARY OF PROCEDURES TO MONITOR CONFLICTS OF INTEREST

The Board of Trustees of Money Market, on behalf of its series ("master funds"), and the Board of the Fund ("feeder fund"), (both of which, except in the case of one trustee, are composed of the same individuals) recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.


In recognition of the potential for conflicts of interest to develop, the Board of Trustees of Money Market and the Board of the Fund have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise before the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.


If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its objectives and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.

DESCRIPTION OF RATINGS


CORPORATE BOND RATINGS


MOODY'S


AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high- grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium- grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium- grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

MUNICIPAL BOND RATINGS

MOODY'S

AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

CON.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


Note: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.


MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY'S


Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.


F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.


F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.


LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.



                        FRANKLIN TEMPLETON MONEY FUND II
                       Franklin Templeton Money Fund Trust
                               File Nos. 33-88924
                                    811-8962

                                   FORM N- 1A

                                     PART C
                                OTHER INFORMATION

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

a) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated June 30, 1997 as filed with the SEC electronically on form type N-30D on September 10, 1997.

1.    FRANKLIN TEMPLETON MONEY FUND TRUST

      (i)   Report of Independent Auditors

      (ii)  Statement of Investments in Securities and Net Assets - June 30,
            1997

      (iii) Statement of Assets and Liabilities - June 30, 1997

      (iv)  Statement of Operations - for the year ended June 30, 1997

      (v) Statements of Changes in Net Assets - for the years ended June 30, 1997 and 1996

      (vi)  Notes to Financial Statements

2.    THE MONEY MARKET PORTFOLIOS

      (i)   Report of Independent Auditors

      (ii)  Statement of Investments in Securities and Net Assets - June 30,
            1997

      (iii) Statement of Assets and Liabilities - June 30, 1997

      (iv)  Statement of Operations - for the year ended June 30, 1997

      (v) Statements of Changes in Net Assets - for the years ended June 30, 1997 and 1996

      (vi)  Notes to Financial Statements

      b) Exhibits

      The following exhibits are incorporated by reference herein, except exhibits 8(iii), 11(i) and 27(i) which are attached.

      (1)  copies of the charter as now in effect;

            (i) Certificate of Trust of Franklin Templeton Money Fund Trust dated January 17, 1995
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

            (ii) Agreement and Declaration of Trust of Franklin Templeton Money Fund Trust dated January 17, 1995
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

      (2) copies of the existing By-Laws or instruments corresponding thereto;

            (i)   By-Laws of Franklin Templeton Money Fund Trust
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

      (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

      (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i) Administration Agreement between the Registrant and Franklin Advisers, Inc., dated May 1, 1995
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

            (ii) Amendment dated August 1, 1995 to Administration Agreement between the Registrant and Franklin Advisers, Inc., dated May 1, 1995
                  Filing: Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: October 30, 1996

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Underwriting Agreement between the Registrant and Franklin/Templeton Distributors, Inc., dated May 1, 1995
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers
                  Registrant: Franklin Tax-Free Trust
                  Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: March 14, 1996

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)  copies of all custodian  agreements  and depository  contracts  under
           Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: October 30, 1996

            (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: October 30, 1996

            (iii) Amendment  dated May 7, 1997 to the  Master  Custody Agreement dated  February  16, 1996 between  Registrant  and Bank of New
                  York

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            Not Applicable

      (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

            Not Applicable

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

            (i) Consent of Independent Auditors for Franklin Templeton Money Fund Trust and The Money Market Portfolios

      (12) all financial statements omitted from Item 23;

            Not Applicable

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, advisor, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i)   Letter of Understanding dated April 13, 1995
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            (i)   Copy of model retirement plan
                  Registrant: Franklin High Income Trust
                  Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                  File No. 2-30203
                  Filing Date: August 1, 1989

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc., dated May 1, 1995
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

      (16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

            (i)   Schedule of Computation of Performance Quotations
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

      (17) Powers of Attorney

            (i) Power of Attorney for Franklin Templeton Money Fund Trust dated January 17, 1995
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

            (ii) Power of Attorney for The Money Market Portfolios dated September 18, 1995
                  Filing: Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: October 30, 1996

            (iii)Certificate of Secretary for Franklin Templeton
                 Money Fund Trust dated January 17, 1995
                 Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                 File No. 33-88924
                 Filing Date: August 31, 1995

            (iv) Certificate of Secretary for The Money Market
                 Portfolios dated September 18, 1995
                 Filing: Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
                 File No. 33-88924
                 Filing Date: October 30, 1996

      (18) Copies of any Plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act.

            Not Applicable

      (27) Financial Data Schedule

            (i)  Financial Data Schedule for Franklin Templeton Money Fund II

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

As of August 31, 1997 the number of record holders of the only class of securities of the Registrant were as follows:

                                      NUMBER OF
     TITLE OF CLASS                 RECORD HOLDERS

     Beneficial Interest             1,239

ITEM 27  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Administration, and
Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to
said  By-Laws,  any  indemnification  under  said  By-Laws   shall  be  made by
Registrant only if authorized in the manner provided by such By-Laws.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The officers and directors of the Registrant's administrator and the Master Fund's investment adviser, Franklin Adviser's, Inc., ("Advisers") also serve as officers and/or directors or trustees for (1) Advisers corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29  PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Annuity Fund
Templeton Variable Products Series Fund

(b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.
 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
 (a) of the Investment Company Act of 1940 are kept by the Trust or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404-1585.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

b) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Trust's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 1997.

                           FRANKLIN TEMPLETON MONEY FUND TRUST
                           (Registrant)

                           By: RUPERT H. JOHNSON, JR.*
                               Rupert H. Johnson, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RUPERT H. JOHNSON, JR.*                   Principal Executive Officer and
Rupert H. Johnson, Jr.                    Trustee
                                          Dated: October 29, 1997

MARTIN L. FLANAGAN*                       Principal Financial Officer
Martin L. Flanagan                        Dated: October 29, 1997

DIOMEDES LOO-TAM*                         Principal Accounting Officer
Diomedes Loo-Tam                          Dated: October 29, 1997

FRANK H. ABBOTT III*                      Trustee
Frank H. Abbott III                       Dated: October 29, 1997

HARRIS J. ASHTON*                         Trustee
Harris J. Ashton                          Dated: October 29, 1997

S. JOSEPH FORTUNATO*                      Trustee
S. Joseph Fortunato                       Dated: October 29, 1997

CHARLES B. JOHNSON*                       Trustee
Charles B. Johnson                        Dated: October 29, 1997

FRANK W.T. LAHAYE*                        Trustee
Frank W.T. LaHaye                         Dated: October 29, 1997

GORDON S. MACKLIN*                        Trustee
Gordon S. Macklin                         Dated: October 29, 1997


*By /s/ Larry L. Greene - Attorney-in-Fact
    (Pursuant to Power of Attorney previously filed)




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Franklin Templeton Money Fund Trust and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 1997.

                                    THE MONEY MARKET PORTFOLIOS

                                    By: CHARLES E. JOHNSON*
                                        Charles E. Johnson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following trustees and officers of The Money Market Portfolios in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                     Trustee and Principal Executive Officer
Charles E. Johnson                      Dated: October 29, 1997

MARTIN L. FLANAGAN*                     Principal Financial Officer
Martin L. Flanagan                      Dated: October 29, 1997

DIOMEDES LOO-TAM*                       Principal Accounting Officer
Diomedes Loo-Tam                        Dated: October 29, 1997

FRANK H. ABBOTT III*                    Trustee
Frank H. Abbott III                     Dated: October 29, 1997

HARRIS J. ASHTON*                       Trustee
Harris J. Ashton                        Dated: October 29, 1997

S. JOSEPH FORTUNATO*                    Trustee
S. Joseph Fortunato                     Dated: October 29, 1997

DAVID W. GARBELLANO*                    Trustee
David W. Garbellano                     Dated: October 29, 1997

CHARLES B. JOHNSON*                     Trustee
Charles B. Johnson                      Dated: October 29, 1997

RUPERT H. JOHNSON, JR.*                 Trustee
Rupert H. Johnson, Jr.                  Dated: October 29, 1997

FRANK W.T. LAHAYE*                      Trustee
Frank W.T. LaHaye                       Dated: October 29, 1997

GORDON S. MACKLIN*                      Trustee
Gordon S. Macklin                       Dated: October 29, 1997

*By /s/ Larry L. Greene - Attorney-in-Fact
    (Pursuant to Powers of Attorney previously filed)



                       FRANKLIN TEMPLETON MONEY FUND TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.        DESCRIPTION                                        LOCATION

EX-99.B1(i)        Certificate of Trust dated January 17, 1995          *

EX-99.B1(ii)       Agreement and Declaration of Trust dated             *
                   January 17, 1995

EX-99.B2(i)        By-Laws                                              *

EX-99.B5(i)        Administration Agreement between the                 *
                   Registrant and Franklin Advisers, Inc., dated
                   May 1, 1995

EX-99.B5(ii)       Amendment dated August 1, 1995 to Administration     *
                   Agreement between the Registrant and Franklin
                   Advisers, Inc., dated May 1, 1995

EX-99.B6(i)        Underwriting Agreement between the Registrant        *
                   and Franklin/Templeton Distributors, Inc., dated May 1, 1995

EX-99.B6(ii)       Forms of Dealer Agreements between                   *
                   Franklin/Templeton Distributors, Inc. and
                   Securities Dealers

EX-99.B8(i)        Master Custody Agreement between the                 *
                   Registrant and Bank of New York dated February
                   16, 1996

EX-99.B8(ii)       Terminal Link Agreement between the Registrant       *
                   and Bank of New York dated February 16, 1996

EX-99.B8(iii)      Amendment  dated May 7, 1997 to the Master         Attached
                   Custody Agreement dated February 16, 1996 between Registrant and Bank of New York

EX-99.B11(i)       Consent of Independent Auditors for Franklin       Attached
                   Templeton Money Fund Trust and The Money
                   Market Portfolios

EX-99.B13(i)       Letter of Understanding dated April 13, 1995         *

EX-99.B14(i)       Copy of Model Retirement Plan                        *

EX-99.B15(i)       Distribution Plan pursuant to Rule 12b-1             *
                   between the Registrant and Franklin/Templeton
                   Distributors, Inc., dated May 1, 1995

EX-99.B16(i)       Schedule of Computation of Performance               *
                   Quotations

EX-99.B17(i)       Power of Attorney for Franklin Templeton Money       *
                   Fund Trust dated January 17, 1995

EX-99.B17(ii)      Power of Attorney for The Money Market               *
                   Portfolios dated September 18, 1995

EX-99.B17(iii)     Certificate of Secretary for Franklin                *
                   Templeton Money Fund Trust dated January 17,
                   1995

EX-99.B17(iv)      Certificate of Secretary for The Money Market        *
                   Portfolios dated September 18, 1995

EX-27.B(i)         Financial Data Schedule for Franklin Templeton    Attached
                   Money Fund Trust

* Incorporated by Reference